Share-Based Compensation - Schedule of Outstanding and Exercisable Options (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Number of options, Outstanding	1,300,475	1,008,927	1,630,573	1,300,475
Weighted- average exercise price, Outstanding	$ 0.066	$ 0.068	$ 2.5259	$ 0.066
Weighted- average remaining contractual term, Outstanding	7 years 9 months	8 years 1 month 13 days	7 years 7 months 17 days	7 years 9 months
Aggregate Intrinsic Value, Outstanding	$ 14,109	$ 9,601	$ 12,274	$ 14,109
Number of options, Exercisable	818,625		947,700	818,625
Weighted- average exercise price, Exercisable	$ 0.067		$ 0.518	$ 0.067
Weighted- average remaining contractual term, Exercisable			6 years 8 months 1 day	7 years 3 months 10 days
Aggregate Intrinsic Value, Exercisable	$ 8,881		$ 8,938	$ 8,881
Number of options, Vested and expected to vest	1,300,475		1,630,573	1,300,475
Weighted- average exercise price, Vested and expected to vest	$ 0.066		$ 2.529	$ 0.066
Weighted- average remaining contractual term, Vested and expected to vest			7 years 7 months 17 days	7 years 9 months
Aggregate Intrinsic Value, Vested and expected to vest	$ 14,109		$ 12,274	$ 14,109
Number of options, Granted			542,039	344,182
Weighted- average exercise price, Granted			$ 7.667	$ 0.063
Weighted- average remaining contractual term, Granted			9 years 10 months 6 days	9 years 9 months 18 days
Aggregate Intrinsic Value, Granted
Number of options, Exercised			(186,038)	(23,254)
Weighted- average exercise price, Exercised			$ 0.062	$ 0.062
Weighted- average remaining contractual term, Exercised			6 years 9 months 25 days	7 years 1 month 6 days
Aggregate Intrinsic Value, Exercised			$ 1,508	$ 224
Number of options, Forfeited			(23,684)	(24,374)
Weighted- average exercise price, Forfeited			$ 4.466	$ 0.067
Weighted- average remaining contractual term, Forfeited			8 years 10 months 9 days	8 years 10 months 28 days
Aggregate Intrinsic Value, Forfeited
Number of options, Expired			(2,219)	(5,006)
Weighted- average exercise price, Expired			$ 0.065	$ 0.07
Weighted- average remaining contractual term, Expired
Aggregate Intrinsic Value, Expired